Prospectus Supplement dated April 30, 2020
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CF (4/19) / April 29, 2019	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	6407 K (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CF (4/19) / April 29, 2019	S-6410 N (4/13) / April 29, 2013
RiverSource ® Signature One Variable Annuity	240192 CF (4/19) / April 29, 2019
RiverSource ® Signature Variable Annuity	43444 CF (4/19) / April 29, 2019
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource ® Retirement Advisor Select Plus Variable Annuity	S-6273 CF (4/19) / April 29, 2019	S-6362 CF (4/19) / April 29, 2019
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity / RiverSource® Retirement Advisor Access Variable Annuity	S-6503 CF (4/19) / April 29, 2019	S-6504 CF (4/19) / April 29, 2019
RiverSource ® Innovations Select Variable Annuity	45304 (4/19) / April 29, 2019	45313 P (4/13) / April 29, 2013
RiverSource ® Innovations Classic Variable Annuity	45281 CF (4/19) / April 29, 2019
RiverSource ® Innovations Variable Annuity	45273 CF (4/19) / April 29, 2019	45282 CA (5/08) / May 1, 2008
RiverSource ® FlexChoice Select Variable Annuity	45307 CF (4/19) / April 29, 2019	274320 J (4/13) / April 29, 2013
Evergreen New Solutions Select Variable Annuity	45308 (4/19) / April 29, 2019
RiverSource ® Endeavor Select Variable Annuity	273417 CF (4/19) / April 29, 2019	273480 R (4/13) / April 29, 2013
RiverSource ® AccessChoice Select Variable Annuity	273416 CF (4/19) / April 29, 2919
RiverSource ® Innovations Classic Select Variable Annuity	45312 CF (4/19) / April 29, 2019
Wells Fargo Advantage Choice Select Variable Annuity	45305 CF (4/19) / April 29, 2019
Wells Fargo Advantage Select Variable Annuity	45302 CF (4/19) / April 29, 2019

Prospectus Supplement dated April 30, 2020
Prospectus Form #/Date
Product Name	National	New York
Evergreen Pathways Select Variable Annuity	45309 CF (4/19) / April 29, 2019
RiverSource ® Builder Select Variable Annuity	45303 CF (4/19) / April 29, 2019
RiverSource ® Signature Variable Universal Life Insurance	6482 CA (1/07) / January 2, 2007
RiverSource ® Signature Select Variable Annuity	45300 CF (4/19) / April 29, 2019
RiverSource ® Signature One Select Variable Annuity	45301 CF (4/19) / April 29, 2019
Evergreen New Solutions Variable Annuity	45272 CF (4/19) / April 29, 2019
Evergreen Pathways Variable Annuity	45275 CF (4/19) / April 29, 2019
RiverSource Succession Select® Variable Life Insurance	S-6203 CF (4/19) / April 29, 2019	S-6202 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life Insurance III	S-6189 CF (4/19) / April 29, 2019
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	6185 R (5/08) / May 1, 2008
RiverSource ® Variable Universal Life Insurance	S-6194 CF (4/19) / April 29, 2019	S-6171 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CF (4/19) / April 29, 2019	S-6419 CF (4/19) / April 29, 2019
RiverSource ® Single Premium Variable Life Insurance	S-6199 K (05/08) / May 1, 2008
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference.
Effective on or about April 30, 2020, Invesco V.I. Mid Cap Growth Fund, Series I Shares will merge into Invesco Oppenheimer V.I. Discovery Mid Cap Fund, Series I Shares (an “Acquiring Fund”) and Invesco V.I. Mid Cap Growth Fund, Series II Shares will merge into Invesco Oppenheimer V.I. Discovery Mid Cap Fund, Series II Shares (an “Acquiring Fund”).
Upon the merger, the Acquiring Funds will be added as investment options under your contract.
The section in your prospectus titled “The Variable Account and the Funds” or “Appendix A: The Funds” is hereby amended to include descriptions for the new underlying funds as follows:
Investing In	Investment Objective and Policies	Investment Adviser
Invesco Oppenheimer V.I. Discovery Mid Cap Fund, Series I Shares	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Fund, Series II Shares	Seeks capital appreciation.	Invesco Advisers, Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6503-39 A (04/20)